Loans - Recorded Investment by Loan Grade (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 5,372,483	$ 5,271,857	$ 5,068,085
Five Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,272	5,826
Five Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,322	7,548
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	278	287
Five Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	216	1,055
Five Rated [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	23,088	14,716
Six Rated [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	153
Six Rated [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	457	190
Six Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans		118
Six Rated [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1	124
Six Rated [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	611	432
Impaired [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,064	20,657
Impaired [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	18,142	24,474
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,324	2,226
Impaired [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	19,059	23,102
Impaired [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56,589	70,459
Pass [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,022,377	971,694
Pass [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,147,969	1,127,652
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	124,188	133,110
Pass [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	374,847	383,346
Pass [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,029	3,272
Pass [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,672,410	2,619,074
Recorded Investment [Member] | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,057,866	998,177
Recorded Investment [Member] | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,171,890	1,159,864
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	125,790	135,741
Recorded Investment [Member] | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total loans	394,123	407,627
Recorded Investment [Member] | Leases
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,029	3,272
Recorded Investment [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 2,752,698	$ 2,704,681